UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership I, L.P.
Address: 96 Cummings Point Road

         Stamford, CT  60906

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Senior Managing Director of Dolphin Holdings Corp.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     August 16, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $59,352 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11255                      Dolphin Holdings Corp.
2    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
argosy gaming co               COM              40228108      3736    80000 SH       DEFINED                 80000        0        0
banknorth group inc            COM              06646R107     2325    63520 SH       DEFINED                 63520        0        0
dreyers grand ice cream hl i   COM              261877104     1930    24000 SH       DEFINED                 24000        0        0
fidelity natl finl inc         COM              316326107     1827    40000 SH       DEFINED                 40000        0        0
gencorp inc                    COM              368682100     2221   119600 SH       DEFINED                119600        0        0
gold banc corp inc             COM              379907108     1738   118862 SH       DEFINED                118862        0        0
guidant corp                   COM              401698105    11103   154000 SH       DEFINED                154000        0        0
hollinger intl inc             CLA              435569108     3060   195160 SH       DEFINED                195160        0        0
johnson outdoors inc           CLA              479167108     1162    57700 SH       DEFINED                 57700        0        0
king phArmaceuticals inc       COM              495582108     1976   159325 SH       DEFINED                159325        0        0
mandalay resort group          COM              562567107     2453    34825 SH       DEFINED                 34825        0        0
neighborcare inc               COM              64015Y104     2200    71627 SH       DEFINED                 71627        0        0
prime group realty trust       SH BEN INT       74158J103     1280   199000 SH       DEFINED                199000        0        0
sears roebuck & co             COM              812387108     9287   182000 SH       DEFINED                182000        0        0
sprint corp                    COM              852061100     2763   111200 SH       DEFINED                111200        0        0
spx corp                       COM              784635104     6249   156000 SH       DEFINED                156000        0        0
symantec corp                  COM              871503108      214     8300 SH       DEFINED                  8300        0        0
SYMANTEC CORP                  COM              871503108     1030    40000 SH  CALL DEFINED                 40000        0        0
veritas software co            COM              923436109     2798    98000 SH       DEFINED                 98000        0        0